Document and Entity Information	12 Months Ended
Sep. 30, 2013
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	DOX
Entity Registrant Name	AMDOCS LTD
Entity Central Index Key	0001062579
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	160,061,975